Retirement And Pension Plans (Narrative) (Details) (USD $)	3 Months Ended			9 Months Ended			12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Supplemental Employee Retirement Plans [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans [Member]	Dec. 31, 2011 Supplemental Employee Retirement Plans [Member]	Dec. 31, 2010 Supplemental Employee Retirement Plans [Member]	Dec. 31, 2009 Supplemental Employee Retirement Plans [Member]	Sep. 30, 2012 MB&T Pension Plan [Member]	Oct. 01, 2012 MB&T Pension Plan [Member]	Dec. 31, 2011 MB&T Pension Plan [Member]	Sep. 30, 2012 Old Line Bank [Member]	Sep. 30, 2012 Old Line Bank Certificates Of Deposit [Member]	Dec. 31, 2011 Old Line Bank Certificates Of Deposit [Member]	Sep. 30, 2012 Cash and Cash Equivalents [Member] MB&T Pension Plan [Member]	Dec. 31, 2011 Money Market Funds [Member]	Sep. 30, 2012 Money Market Funds [Member] MB&T Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent				4.00%			4.00%
Defined Benefit Plan, Contributions By Employer							$ 302,615,000	$ 158,523,000	$ 132,284,000	$ 116,545	$ 38,605	$ 349,636	$ 131,345
Defined Contribution Plan, Cost Recognized	78,820	84,060		226,237		218,991								11,282	221,814	133,758
Number of shares of equity securities issued by employer	184,360			184,360	181,508		181,508
Amount invested from employee stock ownership plan																				312,978	19,000
Expected future benefit payments to be paid in next fiscal year																			2,052,353
Defined benefit plan, plan assets																						10,000	5,754	4,675	2,316,313
Benefits paid			37,794		2,046,815												496,859
Pension and other postretirement defined benefit plans, liabilities	4,570,725			4,570,725	4,342,664		4,342,664											2,116,489
Defined benefit plan expense, net							191,912										100,000
Expected periodic pension expense, 4th quarter 2012																	930,000
Expected deferred tax liability adjustment, 4th quarter 2012																	$ 406,000
Defined Contribution Plan, Vesting Period							5 years
Defined Contribution Plan, Percentage of Final Average Earnings Used to Calculate Benefits							0.75%
Defined Contribution Plan, Percentage of Excess Average Earnings Used to Calculate Benefits							0.60%